OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2013 Estimated average burden hours per response: 5.6
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number       811-21689

The Piedmont Investment Trust

(Exact name of registrant as specified in charter)

120 Club Oaks Court, Suite 200 Winston-Salem, North Carolina	20910
(Address of principal executive offices)	(Zip code)

Tina H. Bloom, Esq.

Ultimus Fund Solutions        225 Pictoria Drive, Suite 450        Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (336) 765-2020

Date of fiscal year end:         March 31, 2011

Date of reporting period:       June 30, 2010

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

THE PIEDMONT SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2010 (Unaudited)
Shares	COMMON STOCKS — 90.1%	Value

	Consumer Discretionary — 11.7%
	Hotels, Restaurants & Leisure — 5.2%
8,000	McDonald's Corp.	$526,960
15,000	Papa John's International, Inc. *	346,800
		873,760
	Internet & Catalog Retail — 2.1%
20,000	PetMed Express Ltd.	356,000

	Textiles, Apparel & Luxury Goods — 4.4%
11,000	NIKE, Inc. - Class B	743,050

	Consumer Staples — 9.6%
	Beverages — 4.1%
11,374	PepsiCo, Inc. +	693,245

	Food Products — 3.4%
9,500	J.M. Smucker Co. (The)	572,090

	Household Products — 2.1%
7,000	Energizer Holdings, Inc. *	351,960

	Energy — 10.7%
	Energy Equipment & Services — 5.4%
11,000	Baker Hughes, Inc.	457,270
3,000	Core Laboratories N.V.	442,830
		900,100
	Oil, Gas & Consumable Fuels — 5.3%
8,500	Noble Energy, Inc.	512,805
20,000	Statoil ASA - ADR	383,000
		895,805
	Financials — 3.9%
	Diversified Financial Services — 2.2%
100,000	Citigroup, Inc. *	376,000

	Real Estate Investment Trusts — 1.7%
8,000	Plum Creek Timber Co., Inc.	276,240

	Health Care — 28.7%
	Biotechnology — 2.8%
9,000	Amgen, Inc. *	473,400

THE PIEDMONT SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Shares	COMMON STOCKS — 90.1% (Continued)	Value

	Health Care — 28.7% (Continued)
	Health Care Equipment & Supplies — 5.6%
19,000	MAKO Surgical Corp. *	$236,550
14,000	Stryker Corp. +	700,840
		937,390
	Health Care Providers & Services — 10.4%
8,000	Henry Schein, Inc. *	439,200
7,000	Laboratory Corp. of America Holdings *	527,450
14,000	Medco Health Solutions, Inc. * +	771,120
		1,737,770
	Health Care Technology — 1.7%
5,000	Quality Systems, Inc.	289,950

	Life Sciences Tools & Services — 3.9%
10,000	Waters Corp. *	647,000

	Pharmaceuticals — 4.3%
10,000	Bristol-Myers Squibb Co.	249,400
8,000	Johnson & Johnson	472,480
		721,880
	Industrials — 8.8%
	Commercial Services & Supplies — 3.2%
15,000	Copart, Inc. *	537,150

	Machinery — 5.6%
8,000	Donaldson Co., Inc.	341,200
12,000	Graco, Inc.	338,280
5,000	Lincoln Electric Holdings, Inc.	254,950
		934,430
	Information Technology — 11.9%
	Communications Equipment — 3.2%
25,000	Cisco Systems, Inc. *	532,750

	Electronic Equipment, Instruments & Components — 1.9%
20,000	Corning, Inc.	323,000

	IT Services — 2.5%
6,000	Visa, Inc. - Class A	424,500

	Semiconductors & Semiconductor Equipment — 1.8%
15,000	Intel Corp.	291,750

THE PIEDMONT SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Shares	COMMON STOCKS — 90.1% (Continued)	Value

	Information Technology — 11.9% (Continued)
	Software — 2.5%
10,000	Citrix Systems, Inc. *	$422,300

	Materials — 4.8%
	Chemicals — 4.8%
14,000	Hawkins, Inc.	337,120
23,000	Nalco Holding Co.	470,580
		807,700

	Total Common Stocks (Cost $13,878,734)	$15,119,220

Shares	MONEY MARKET FUNDS — 8.8%	Value

1,465,335	Evergreen Institutional Money Market Fund - Institutional Class, 0.10% (a)
	(Cost $1,465,335)	$1,465,335

	Total Investments at Value — 98.9% (Cost $15,344,069)	$16,584,555

	Other Assets in Excess of Liabilities — 1.1%	190,845

	Net Assets — 100.0%	$16,775,400

ADR	- American Depositary Receipt.
*	Non-income producing security.
+	All or a portion of the security is held as collateral for short sales.
(a)	Variable rate security. The coupon rate shown is the 7-day effective yield as of June 30, 2010.

See accompanying notes to Schedule of Investments.

THE PIEDMONT SELECT EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2010 (Unaudited)

1.	Securities Valuation

The valuation of portfolio securities of The Piedmont Select Equity Fund (the “Fund”) is determined in accordance with procedures established by, and under the direction of, the Board of Trustees (the “Trustees”).  In determining the value of the Fund’s total assets, portfolio securities are generally calculated at market value using quotations from the primary market in which they are traded.  Instruments with maturities of 60 days or less may be valued at amortized cost, which approximates market value.  The Fund normally uses pricing services to obtain market quotations.  Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.  Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a mid-cap stock, is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. Pursuant to policies adopted by the Trustees, the investment advisor is responsible for notifying the Trustees (or the Piedmont Investment Trust’s Fair Value Committee) when it believes that fair value pricing is required for a particular security.  The Fund’s policies regarding fair value pricing are intended to result in a calculation of the Fund’s net asset value that fairly reflects portfolio security values as of the time of pricing. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  The Fund may be unable to receive the portfolio security’s fair value if the Fund should sell the security.  The Trustees monitor and evaluate the Fund’s use of fair value pricing and periodically review the results of any fair valuation under the Fund’s policies.

Accounting principles generally accepted in the United States of America establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

THE PIEDMONT SELECT EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurements falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments and securities sold short as of June 30, 2010 by security type:

	Level 1	Level 2		Level 3		Total
Common Stocks	$15,119,220	$	---	$	---	$15,119,220
Exchange-Traded Funds – Sold Short	(230,900)		---		---	(230,900)
Money Market Funds	---		1,465,335		---	1,465,335
Total	$14,888,320		$1,465,335	$	---	$16,353,655

See the Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by industry type.  Money market funds have been determined to be represented at amortized cost which approximates fair value absent unusual circumstances and are therefore classified as Level 2 within the fair value hierarchy.  During the quarter ended June 30, 2010, the Fund did not have any significant transfers in and out of Level 1 or Level 2.  There were no Level 3 securities or derivative instruments held in the Fund as of or during the quarter ended June 30, 2010.

2.	Investment Transactions

Investment transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of June 30, 2010:

Tax cost of portfolio investments and securities sold short	$15,104,004

Gross unrealized appreciation	$2,249,539
Gross unrealized depreciation	(999,888)

Net unrealized appreciation	$1,249,651

Item 2. Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Piedmont Investment Trust

By (Signature and Title)*		/s/ David B. Gilbert
David B. Gilbert, President and Treasurer
Date	August 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ David B. Gilbert
David B. Gilbert, President and Treasurer
(Principal Executive Officer and Principal Financial Officer)

Date	August 2, 2010

* Print the name and title of each signing officer under his or her signature.